Long-Term Debt, net - Long-Term Debt (Details) - USD ($)	Sep. 25, 2021	Dec. 26, 2020	May 31, 2020	Jan. 02, 2020	Dec. 28, 2019	Apr. 29, 2019	Jan. 18, 2018
EWC Ventures and its Subsidiaries [Member]
Debt Instrument [Line Items]
Term Loan		$ 240,552,000	$ 240,552,000	$ 15,000,000	$ 227,956,000	$ 40,000,000
Previous Revolving Credit Facility			$ 30,000,000				$ 129,350
Less: current portion		(2,428,000)			(2,285,000)
Total long-term debt		268,124,000			228,671,000
Less: unamortized deferred financing costs		(5,149,000)			(5,677,000)
Total long-term debt, net		262,975,000			222,994,000
EWC Ventures and its Subsidiaries [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Previous Revolving Credit Facility		30,000,000			$ 3,000,000
European Wax Center, Inc. and Subsidiaries
Debt Instrument [Line Items]
Less: current portion	$ (3,375,000)	(2,428,000)
Total long-term debt	176,625,000	268,124,000
Less: unamortized deferred financing costs	(1,867,000)	(5,149,000)
Total long-term debt, net	$ 174,758,000	$ 262,975,000